Fair Value Measurements (Tables)	3 Months Ended
Jan. 12, 2021
Fair Value Disclosures [Abstract]
Summary of Company's Liabilities
The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis as of January 12, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

	Fair Value Measured as of January 12, 2021
	Level 1	Level 2	Level 3
Liabilities:
Derivative warrant liabilities - public warrants	$—	$—	$44,919,000
Derivative warrant liabilities - private placement warrants	$—	$—	$42,131,170
Derivative warrant liabilities - forward purchase warrants	$—	$—	$97,422,680

Summary of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs As Their Measurement Dates	The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

As of January 12, 2021
Option term (in years)	1.4 - 5
Volatility	20.00%
Risk-free interest rate	0.73%
Expected dividends	0.00%